CECL (Details 5) SFr in Millions	6 Months Ended
Jun. 30, 2023 CHF (SFr)
Debt securities issued by foreign governments
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Purchases	SFr 630